NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
NOTES PAYABLE
Schedule of promissory notes payable
June 30, 2026		December 31, 2025
	8,012	8,012
	3,590	3,590
	5,650	5,650
	5,000	5,000
	10,000	10,000
	8,000	8,000
	7,880	7,880
	10,000	10,000
	3,500	3,500
	750	750
	169	169
	3,000	3,000
	10,000	10,000
	1,102	1,102
	6,000	6,000
	3,440	3,440
	10,000	10,000
	594	594
	4,500	4,500
	5,000	5,000
	5,000	5,000
	700	700
	3,000	3,000
5	518	518
	349	-
	34,775	-
	13,181	-
	$163,710	$115,405

December 31, 2025	December 31, 2024
$8,012	$8,012
3,590	3,590
5,650	5,650
5,000	5,000
10,000	10,000
8,000	8,000
7,880	7,880
10,000	10,000
3,500	3,500
750	750
169	169
3,000	3,000
10,000	10,000
1,102	1,102
6,000	6,000
3,440	3,440
10,000	-
594	-
4,500	-
5,000	-
5,000	-
700	-
3,000	-
518	-
$115,405	$86,093